COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments with respect to contractual purchase obligations

	Property		Hosting and
	management	Advertising	network	Office
	services	services	services	furnishings	Total
	RMB	RMB	RMB	RMB	RMB
2020	9,845	8,725	3,922	3,248	25,740
2021	5,957	—	231	75	6,263
2022	4,542	—	86	10	4,638
2023	3,155	—	25	—	3,180
2024	1,994	—	—	—	1,994